Stock-based Compensation - Summary of the Company's Options Activity (Detail) - Employee Stock Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Beginning Balance	357,945
Number of Options, Forfeited	(26,093)
Number of Options, Expired	(214,323)
Number of Options, Ending Balance	117,529	357,945
Number of Options, Exercisable	0
Number of Options, Unvested	117,529
Weighted Averaged Exercise Price , Beginning Balance	$ 10
Weighted Averaged Exercise Price,Forfeited	10
Weighted Averaged Exercise Price ,Expired	10
Weighted Averaged Exercise Price, Ending Balance	$ 10	$ 10
Weighted Average Remaining Contractual Life, Ending Balance	2 years 3 months 18 days	3 years 3 months 18 days
Aggregate Intrinsic Value